Stockholders' Equity (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding Balance	2,977,660	2,160,780	404,272
Number of Options, Granted	723,600	1,463,650	1,961,637
Number of Options, Exercised		(66,502)	(11,472)
Number of Options, Forfeited	(4,863)	(571,687)	(193,657)
Number of Options, Expired		(8,581)
Number of Options, Outstanding Balance		2,977,660	2,160,780	404,272
Number of Options, Vested and expected to vest		2,977,660
Number of Options, Exercisable		1,098,504
Weighted Average Exercise Price, Outstanding Balance	$ 1.76	$ 2.60	$ 0
Weighted Average Exercise Price, Granted	1.03	1.41	2.68
Weighted Average Exercise Price, Exercised		0.36	0.20
Weighted Average Exercise Price, Forfeited	$ 1.82	3.99	0.55
Weighted Average Exercise Price, Expired		8.49
Weighted Average Exercise Price, Outstanding Balance		1.76	$ 2.60	$ 0
Weighted Average Exercise Price, Vested and expected to vest		1.76
Weighted Average Exercise Price, Exercisable		$ 0.22
Weighted-Average Remaining Contractual Life, Outstanding (in years)		8 years 7 months 6 days	9 years 1 month 6 days	9 years 3 months 18 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest (in years)		8 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Exercisable (in years)		8 years
Aggregate Intrinsic Value, Outstanding	$ 663,298	$ 1,575,646	$ 0
Aggregate Intrinsic Value, Exercised		79,406	19,519
Aggregate Intrinsic Value, Outstanding		663,298	$ 1,575,646	$ 0
Aggregate Intrinsic Value, Vested and expected to vest		663,298
Aggregate Intrinsic Value, Exercisable		$ 421,621